Supplement Dated August 13, 2018
To The Prospectus Dated April 30, 2018 For

RETIREMENT LATITUDES®
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITY

Issued by
Jackson National Life Insurance Company® through
Jackson National Separate Account - I

This supplement updates the above-referenced prospectus. Please read and keep it together with your prospectus for future reference. To obtain an additional copy of the prospectus, please contact us at our Annuity Service Center, P.O. Box 24068, Lansing, Michigan, 48909-4068; 1-800-644-4565; www.jackson.com.

CHANGES TO THE GAWA% TABLE AVAILABILITY. Effective August 13, 2018, the Income Stream Level 1 GAWA% Table under LifeGuard Freedom 6 Net and LifeGuard Freedom Flex Guaranteed Minimum Withdrawal Benefits ("GMWBs") is available for election at issue by new purchasers of the Contracts. The prospectus is revised as follows:

➢	Under the section titled "FEES AND EXPENSES TABLES", the following footnotes to the "Periodic Expenses" section, on page 5 of the prospectus, are revised as follows:

[13]
The current and maximum annual charges used in the table are based on the Income Stream Level 5 GAWA% Table. For Contracts purchased in Missouri and Washington State, 0.81% of the GMWB Death Benefit is the current and maximum charge. For more information about the charge for the LifeGuard Freedom Flex DB, including applicable charges for each of the four Income Stream Level GAWA% tables, please see “LifeGuard Freedom Flex DB” under “Death Benefit Charges”.

[15]
For more information about the charges for this endorsement, including applicable charges for each of the three Income Stream Level GAWA% tables, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”) Charge”.

➢
Under the section titled "For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”) Charge", on page 33 of the prospectus, the charge table is revised as follows:

Annual Charge	Maximum		Current
With Income Stream Level 1 GAWA% Table	1.70%	(MO and WA Only) 1.74%	0.85%	(MO and WA Only) 0.87%
With Income Stream Level 4 GAWA% Table	2.50%	2.52%	1.25%	1.26%
With Income Stream Level 5 GAWA% Table	3.00%	3.00%	1.50%	1.50%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

➢
Under the section titled "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net With Joint Option”) Charge", on page 33 of the prospectus, the charge table is revised as follows:

Annual Charge	Maximum		Current
With Income Stream Level 1 GAWA% Table	2.30%	(MO and WA Only) 2.34%	1.15%	(MO and WA Only) 1.17%
With Income Stream Level 3 GAWA% Table	3.00%	(MO and WA Only) 3.00%	1.60%	(MO and WA Only) 1.62%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

➢
Under the section titled "For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Step-Up (“LifeGuard Freedom Flex GMWB”) Charge", on page 34 of the prospectus, a new charge table is added as follows:

LifeGuard Freedom Flex GMWB With Income Stream Level 1 GAWA% Table
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	1.20%	(MO and WA Only) 1.20%	0.60%	(MO and WA Only) 0.60%
6% Bonus and Annual Step-Up	1.40%	1.44%	0.70%	0.72%
7% Bonus and Annual Step-Up	1.70%	1.74%	0.85%	0.87%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

➢
Under the section titled "Joint or Life Guaranteed Minimum Withdrawal Benefit With Bonus and Step-Up (“LifeGuard Freedom Flex With Joint Option GMWB”) Charge", on page 36 of the prospectus, a new charge table is added as follows:

LifeGuard Freedom Flex With Joint Option GMWB With Income Stream Level 1 GAWA% Table
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	1.80%	(MO and WA Only) 1.80%	0.90%	(MO and WA Only) 0.90%
6% Bonus and Annual Step-Up	2.00%	2.04%	1.00%	1.02%
7% Bonus and Annual Step-Up	2.30%	2.34%	1.15%	1.17%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

➢	Under the section titled “Death Benefit Charges”, in the sub-section titled "LifeGuard Freedom Flex DB Charge", on page 39 of the prospectus, the charge table is revised as follows:

	Annual Charge
With Income Stream Level 1 GAWA% Table	0.60%	(MO and WA Only) 0.60%
With Income Stream Level 3 GAWA% Table	0.70%	0.72%
With Income Stream Level 4 GAWA% Table	0.75%	0.75%
With Income Stream Level 5 GAWA% Table	0.80%	0.81%
Charge Basis	GMWB Death Benefit
Charge Frequency	Quarterly	Monthly

➢
Under the section titled "For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”)", on page 52 of the prospectus, the text immediately following the first paragraph under "Withdrawals" up to and including the GAWA% Table is deleted and replaced with the following:

There are three different GAWA% tables that may be available, each of which provides different GAWA percentages with different charges. The GAWA% tables, listed from the table offering the lowest GAWA percentages for each age group to the table offering the highest GAWA percentages for each age group, are: the Income Stream Level 1 GAWA% Table, the Income Stream Level 4 GAWA% Table, and the Income Stream Level 5 GAWA% Table. We reserve the right to prospectively restrict the availability of the GAWA% tables. Therefore, not all GAWA% tables may be available at the time you are interested in electing this GMWB. Please contact your representative, or contact us at our Annuity Service Center, for information regarding the current availability of the GAWA% tables.

The GAWA percentages for each age group, depending on which GAWA% table you elect, are as follows:

Ages	Income Stream Level 1 GAWA% Table	Income Stream Level 4 GAWA% Table	Income Stream Level 5 GAWA% Table
35 – 64	3.00%	3.75%	4.00%
65 – 74	4.00%	4.75%	5.00%
75 – 80	4.50%	5.25%	5.50%
81+	5.00%	5.75%	6.00%

➢
Under the section titled "For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Step-Up (“LifeGuard Freedom Flex GMWB”), on page 77 of the prospectus, the text immediately following the first paragraph under "Withdrawals" up to and including the GAWA% Table is deleted and replaced with the following:

There are four different GAWA% tables that may be available, each of which provides different GAWA percentages with different charges. The GAWA% tables, listed from the table offering the lowest GAWA percentages for each age group to the table offering the highest GAWA percentages for each age group, are: the Income Stream Level 1 GAWA% Table, the Income Stream Level 3 GAWA% Table (only available if you also elect LifeGuard Freedom Flex DB), the Income Stream Level 4 GAWA% Table and the Income Stream Level 5 GAWA% Table. We reserve the right to prospectively restrict the availability of the GAWA% tables. Therefore, not all GAWA% tables may be available at the time you are interested in electing this GMWB. Please contact your representative, or contact us at our Annuity Service Center, for information regarding the current availability of the GAWA% tables.

The GAWA percentages for each age group, depending on which GAWA% table you elect, are as follows:

Ages	Income Stream Level 1 GAWA% Table	Income Stream Level 3 GAWA% Table*	Income Stream Level 4 GAWA% Table	Income Stream Level 5 GAWA% Table
35 – 64	3.00%	3.50%	3.75%	4.00%
65 – 74	4.00%	4.50%	4.75%	5.00%
75 – 80	4.50%	5.00%	5.25%	5.50%
81+	5.00%	5.50%	5.75%	6.00%
*Only available if you also elect LifeGuard Freedom Flex DB.

➢
Under the section titled “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net With Joint Option”)” and under the section titled “LifeGuard Freedom Flex with Joint Option GMWB”, on pages 64 and 87 of the prospectus, the text immediately following the first paragraph under “Withdrawals” up to and including the GAWA% Table is deleted and replaced with the following:

There are two different GAWA% tables that may be available, each of which provides different GAWA percentages with different charges. The GAWA% tables, listed from the table offering the lowest GAWA percentages for each age group to the table offering the highest GAWA percentages for each age group, are: the Income Stream Level 1 GAWA% Table; and the Income Stream Level 3 GAWA% Table. We reserve the right to prospectively restrict the availability of the GAWA% tables. Therefore, not all GAWA% tables may be available at the time you are interested in electing this GMWB. Please contact your representative, or contact us at our Annuity Service Center, for information regarding the current availability of the GAWA% tables.

The GAWA percentages for each age group, depending on which GAWA% table you elect, are as follows:

Ages	Income Stream Level 1 GAWA% Table	Income Stream Level 3 GAWA% Table
35 - 64	3.00%	3.50%
65 - 74	4.00%	4.50%
75 - 80	4.50%	5.00%
81+	5.00%	5.50%

CHANGES TO THE INVESTMENT DIVISIONS.

➢
New Funds. Effective August 13, 2018, new Investment Divisions which invest respectively in the following Funds are available. The prospectus is revised by adding the following Funds, all class A shares, to the Fund list located on the back of the front page of the prospectus and to Appendix J immediately preceding the tables of Accumulation Unit Values:

Jackson Variable Series Trust
JNL iShares Tactical Growth Fund
JNL iShares Tactical Moderate Fund
JNL iShares Tactical Moderate Growth Fund

➢	Fund Name Changes. Effective August 13, 2018, the following Fund names changed. All references in the prospectus to the Prior Fund Names are revised to the corresponding Current Fund Name as follows:

Prior Fund Name	Current Fund Name
JNL/Brookfield Global Infrastructure and MLP Fund	JNL/First State Global Infrastructure Fund
JNL/Franklin Templeton International Small Cap Growth Fund	JNL/Franklin Templeton International Small Cap Fund
JNL/Vanguard Growth Allocation Fund	JNL/Vanguard Growth ETF Allocation Fund
JNL/Vanguard Moderate Allocation Fund	JNL/Vanguard Moderate ETF Allocation Fund
JNL/Vanguard Moderate Growth Allocation Fund	JNL/Vanguard Moderate Growth ETF Allocation Fund

➢	Sub-Adviser Change. The following sub-adviser change is effective August 13, 2018:

a)
Colonial First State Asset Management (Australia) Limited replaced Brookfield Investment Management Inc. as the sub-adviser for JNL/Brookfield Global Infrastructure and MLP Fund. In connection with the change of sub-adviser, the name of the JNL/Brookfield Global Infrastructure and MLP Fund changed to the JNL/First State Global Infrastructure Fund.

➢	Revised Total Annual Fund Operating Expenses.

Effective August 13, 2018, the section titled "Total Annual Fund Operating Expenses" appearing under "FEES AND EXPENSES TABLES" is deleted in its entirety and replaced with the following:

Total Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets, including management and administration fees, 12b-1 service fees and other expenses.)

Minimum: 0.53%

Maximum: 2.15%

More detail concerning each Fund's fees and expenses is below. But please refer to the Funds' prospectuses for even more information, including investment objectives, performance, and information about Jackson National Asset Management, LLC® (“JNAM”), the Funds' Adviser and Administrator, as well as the sub-advisers.

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses		Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Plus Recapture		Net Total Annual Fund Operating Expenses
JNL Series Trust
JNL/WMC Government Money Market	0.16%	0.30%	0.10%	G	0.00%	0.56%	0.20%	D	0.76%	D,L

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee		Distribution and/or Service (12b-1) Fees		Other Expenses		Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses		Contractual Fee Waiver and/or Expense Reimbursement		Net Total Annual Fund Operating Expenses
JNL Series Trust
JNL/American Funds® Balanced	0.81%	A	0.30%	A	0.17%	A,J	0.00%	1.28%	A	(0.40%)	B	0.88%	A,B,L
JNL/American Funds Blue Chip Income and Growth	0.96%	A	0.30%	A	0.17%	A,J	0.00%	1.43%	A	(0.43%)	B	1.00%	A,B,L
JNL/American Funds Global Bond	1.13%	A	0.30%	A	0.18%	A,J	0.00%	1.61%	A	(0.53%)	B	1.08%	A,B,L
JNL/American Funds Global Small Capitalization	1.35%	A	0.30%	A	0.19%	A,J	0.00%	1.84%	A	(0.55%)	B	1.29%	A,B,L
JNL/American Funds Growth-Income	0.82%	A	0.30%	A	0.16%	A,I	0.00%	1.28%	A	(0.35%)	B	0.93%	A,B,L
JNL/American Funds International	1.23%	A	0.30%	A	0.19%	A,J	0.00%	1.72%	A	(0.55%)	B	1.17%	A,B,L
JNL/American Funds New World	1.64%	A	0.30%	A	0.21%	A,J	0.00%	2.15%	A	(0.75%)	B	1.40%	A,B,L
JNL/DFA Growth Allocation	0.20%		0.30%		0.15%	J	0.29%	0.94%		(0.05%)	C	0.89%	C,L
JNL/DFA Moderate Growth Allocation	0.20%		0.30%		0.15%	J	0.27%	0.92%		(0.05%)	C	0.87%	C,L
JNL/Vanguard Capital Growth	0.87%	M	0.30%	M	0.17%	J,M	0.00%	1.34%	M	(0.40%)	B	0.94%	B,M,L
JNL/Vanguard Equity Income	0.81%	M	0.30%	M	0.17%	J,M	0.00%	1.28%	M	(0.40%)	B	0.88%	B,M,L
JNL/Vanguard International	1.04%	M	0.30%	M	0.18%	J,M	0.00%	1.52%	M	(0.55%)	B	0.97%	B,M,L
JNL/Vanguard Small Company Growth	0.93%	M	0.30%	M	0.18%	J,M	0.00%	1.41%	M	(0.50%)	B	0.91%	B,M,L
JNL/Vanguard U.S. Stock Market Index	0.20%		0.30%		0.10%	G	0.05%	0.65%		(0.06%)	C	0.59%	C,L
JNL/Vanguard International Stock Market Index	0.20%		0.30%		0.15%	J	0.10%	0.75%		(0.07%)	C	0.68%	C,L
JNL/Vanguard Global Bond Market Index	0.20%		0.30%		0.18%	J	0.09%	0.77%		(0.10%)	C	0.67%	C,L
JNL/Vanguard Moderate ETF Allocation	0.20%		0.30%		0.15%	J	0.09%	0.74%		(0.05%)	C	0.69%	C,L
JNL/Vanguard Moderate Growth ETF Allocation	0.20%		0.30%		0.15%	J	0.09%	0.74%		(0.05%)	C	0.69%	C,L
JNL/Vanguard Growth ETF Allocation	0.20%		0.30%		0.15%	J	0.08%	0.73%		(0.04%)	C	0.69%	C,L

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses		Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
JNL Series Trust
JNL Multi-Manager Mid Cap	0.64%	0.30%	0.15%	J	0.01%	1.10%	L
JNL Multi-Manager Small Cap Growth	0.57%	0.30%	0.10%	G	0.00%	0.97%	L
JNL Institutional Alt 25	0.11%	0.30%	0.06%	E	0.82%	1.29%	L
JNL Institutional Alt 50	0.11%	0.30%	0.06%	E	1.00%	1.47%	L
JNL/American Funds® Moderate Growth Allocation	0.19%	0.30%	0.15%	J	0.43%	1.07%	L
JNL/American Funds Growth Allocation	0.19%	0.30%	0.15%	J	0.45%	1.09%	L
JNL/BlackRock Global Allocation	0.60%	0.30%	0.18%	J	0.01%	1.09%	L
JNL/BlackRock Global Natural Resources	0.54%	0.30%	0.15%	J	0.00%	0.99%	L
JNL/BlackRock Large Cap Select Growth	0.47%	0.30%	0.10%	G	0.00%	0.87%	L
JNL/Causeway International Value Select	0.52%	0.30%	0.15%	J	0.00%	0.97%	L
JNL/ClearBridge Large Cap Growth	0.50%	0.30%	0.16%	J	0.01%	0.97%	L

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses		Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
JNL/Crescent High Income	0.55%	0.30%	0.15%	J	0.01%	1.01%	L
JNL/DFA U.S. Core Equity	0.40%	0.30%	0.10%	G	0.00%	0.80%	L
JNL/DoubleLine® Core Fixed Income	0.37%	0.30%	0.12%	G	0.00%	0.79%	L
JNL/DoubleLine® Shiller Enhanced CAPE®	0.61%	0.30%	0.15%	J	0.02%	1.08%	L
JNL/First State Global Infrastructure	0.69%	0.30%	0.15%	J	0.00%	1.14%
JNL/FPA + DoubleLine® Flexible Allocation	0.66%	0.30%	0.26%	J	0.03%	1.25%	L
JNL/Franklin Templeton Founding Strategy	0.00%	0.30%	0.05%	E	0.69%	1.04%	L
JNL/Franklin Templeton Global Multisector Bond	0.56%	0.30%	0.16%	J	0.02%	1.04%	L
JNL/Franklin Templeton Income	0.52%	0.30%	0.10%	G	0.01%	0.93%	L
JNL/Franklin Templeton International Small Cap	0.79%	0.30%	0.16%	J	0.01%	1.26%	L
JNL/Goldman Sachs Core Plus Bond	0.42%	0.30%	0.10%	G	0.01%	0.83%	L
JNL/Harris Oakmark Global Equity	0.73%	0.30%	0.16%	J	0.02%	1.21%	L
JNL/Invesco China-India	0.75%	0.30%	0.16%	J	0.00%	1.21%	L
JNL/Invesco Diversified Dividend	0.52%	0.30%	0.16%	J	0.02%	1.00%	L
JNL/Invesco Global Real Estate	0.59%	0.30%	0.15%	J	0.00%	1.04%	L
JNL/Invesco International Growth	0.52%	0.30%	0.15%	J	0.01%	0.98%	L
JNL/JPMorgan U.S. Government & Quality Bond	0.28%	0.30%	0.10%	G	0.01%	0.69%	L
JNL/Lazard Emerging Markets	0.76%	0.30%	0.16%	J	0.00%	1.22%	L
JNL/Mellon Capital Emerging Markets Index	0.25%	0.30%	0.17%	J	0.00%	0.72%	L
JNL/Mellon Capital MSCI KLD 400 Social Index	0.25%	0.30%	0.22%	J	0.01%	0.78%	L
JNL/Mellon Capital S&P 1500 Growth Index	0.20%	0.30%	0.17%	J	0.01%	0.68%	L
JNL/Mellon Capital S&P 1500 Value Index	0.20%	0.30%	0.17%	J	0.01%	0.68%	L
JNL/Mellon Capital S&P 500 Index	0.12%	0.30%	0.11%	F	0.00%	0.53%	L
JNL/Mellon Capital S&P 400 MidCap Index	0.14%	0.30%	0.12%	G	0.00%	0.56%	L
JNL/Mellon Capital Small Cap Index	0.14%	0.30%	0.12%	G	0.00%	0.56%	L
JNL/Mellon Capital International Index	0.15%	0.30%	0.17%	J	0.00%	0.62%	L
JNL/Mellon Capital Bond Index	0.16%	0.30%	0.10%	G	0.01%	0.57%	L
JNL/Oppenheimer Global Growth	0.50%	0.30%	0.15%	J	0.01%	0.96%	L
JNL/PIMCO Income	0.50%	0.30%	0.18%	J	0.00%	0.98%	L
JNL/PIMCO Real Return	0.38%	0.30%	0.48%	G	0.00%	1.16%	L
JNL/PPM America Floating Rate Income	0.46%	0.30%	0.17%	J	0.01%	0.94%	L
JNL/PPM America High Yield Bond	0.33%	0.30%	0.10%	G	0.02%	0.75%	L
JNL/PPM America Mid Cap Value	0.56%	0.30%	0.11%	G	0.00%	0.97%	L
JNL/PPM America Total Return	0.39%	0.30%	0.10%	G	0.00%	0.79%	L
JNL/T. Rowe Price Established Growth	0.44%	0.30%	0.09%	F	0.00%	0.83%	L
JNL/T. Rowe Price Mid-Cap Growth	0.60%	0.30%	0.10%	G	0.00%	1.00%	L
JNL/T. Rowe Price Short-Term Bond	0.31%	0.30%	0.10%	G	0.00%	0.71%	L
JNL/T. Rowe Price Value	0.49%	0.30%	0.10%	G	0.00%	0.89%	L
JNL/WMC Balanced	0.32%	0.30%	0.09%	F	0.01%	0.72%	L
JNL/WMC Value	0.37%	0.30%	0.10%	G	0.00%	0.77%	L
JNL/S&P Dividend Income & Growth	0.25%	0.30%	0.11%	G	0.00%	0.66%	L
JNL/S&P Mid 3	0.30%	0.30%	0.11%	G	0.00%	0.71%	L
JNL/S&P 4	0.00%	0.30%	0.05%	E	0.36%	0.71%	L
JNL/S&P Managed Conservative	0.10%	0.30%	0.05%	E	0.61%	1.06%	L
JNL/S&P Managed Moderate	0.09%	0.30%	0.05%	E	0.63%	1.07%	L
JNL/S&P Managed Moderate Growth	0.08%	0.30%	0.05%	E	0.65%	1.08%	L

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses		Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
JNL/S&P Managed Growth	0.08%	0.30%	0.05%	E	0.66%	1.09%	L
JNL/S&P Managed Aggressive Growth	0.09%	0.30%	0.05%	E	0.67%	1.11%	L
JNL Moderate Growth Allocation	0.09%	0.30%	0.06%	E	0.66%	1.11%	L
JNL Growth Allocation	0.09%	0.30%	0.05%	E	0.66%	1.10%	L
JNL Aggressive Growth Allocation	0.10%	0.30%	0.05%	E	0.65%	1.10%	L
JNL Variable Fund LLC
JNL/Mellon Capital MSCI World Index	0.19%	0.30%	0.17%	J	0.00%	0.66%	L
JNL/Mellon Capital NASDAQ® 100 Index	0.18%	0.30%	0.19%	J	0.00%	0.67%	L
JNL/Mellon Capital JNL 5	0.17%	0.30%	0.16%	J	0.00%	0.63%	L
Jackson Variable Series Trust
JNL Conservative Allocation	0.15%	0.30%	0.05%	E	0.73%	1.23%	L
JNL Moderate Allocation	0.15%	0.30%	0.06%	E	0.75%	1.26%	L
JNL iShares Tactical Moderate	0.20%	0.30%	0.15%	J	0.20%	0.85%	L
JNL iShares Tactical Moderate Growth	0.20%	0.30%	0.16%	J	0.20%	0.86%	L
JNL iShares Tactical Growth	0.20%	0.30%	0.16%	J	0.21%	0.87%	L
JNL/FAMCO Flex Core Covered Call	0.50%	0.30%	0.16%	J	0.00%	0.96%	L
JNL/T. Rowe Price Capital Appreciation	0.56%	0.30%	0.15%	J	0.00%	1.01%	L
JNL/The Boston Company Equity Income	0.45%	0.30%	0.16%	J	0.00%	0.91%	L

A    Fees and expenses at the Master Fund level for Class A shares of each respective Fund are as follows:

JNL/American Funds Balanced Fund: Management Fee: 0.27%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses: 0.29%.

JNL/American Funds Blue Chip Income and Growth Fund: Management Fee: 0.39%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses: 0.41%.

JNL/American Funds Global Bond Fund: Management Fee: 0.53%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.03%; Total Annual Portfolio Operating Expenses: 0.56%.

JNL/American Funds Global Small Capitalization Fund: Management Fee: 0.70%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.74%.

JNL/American Funds Growth-Income Fund: Management Fee: 0.26%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses: 0.28%.

JNL/American Funds International Fund: Management Fee: 0.50%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.54%.

JNL/American Funds New World Fund: Management Fee: 0.70%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.06%; Total Annual Portfolio Operating Expenses: 0.76%.

B
Jackson National Asset Management, LLC (“JNAM” or “Adviser”) has entered into a contractual agreement with the Fund under which it will waive a portion of its advisory fee for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the investment advisory and management services. This fee waiver will generally continue as long as the Fund is part of a master-feeder Fund structure, but in any event, the fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees. The Management and the Annual Operating Expense columns in this table reflect the inclusion of the contractual fee waivers.

C
JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its advisory fee for at least one year from the date of this Prospectus. Thereafter, the waiver will automatically renew for one-year terms unless the Adviser provides written notice of the termination of the agreement to the Board of Trustees within 30 days of the end of the then current term.

D
Represents the amount payable to JNAM in accordance with the recapture provision of the expense waiver and reimbursement agreement. JNAM has contractually agreed to waive fees and reimburse expenses of the Fund to the extent necessary to limit the total operating expenses of each class of shares of the Fund, exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period. The fee waiver will continue for at least one year from the date of this Prospectus, and continue thereafter, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees. In addition, when the Fund receives income sufficient to pay a dividend, the Adviser may recapture previously waived fees and expenses for a period of three years.

E    "Other Expenses" includes an Administrative Fee of 0.05% which is payable to JNAM.

F    "Other Expenses" includes an Administrative Fee of 0.09% which is payable to JNAM.

G    "Other Expenses" includes an Administrative Fee of 0.10% which is payable to JNAM.

H    "Other Expenses" includes an Administrative Fee of 0.13% which is payable to JNAM.

I    "Other Expenses" includes an Administrative Fee of 0.14% which is payable to JNAM.

J    "Other Expenses" includes an Administrative Fee of 0.15% which is payable to JNAM.

K    "Other Expenses" includes an Administrative Fee of 0.20% which is payable to JNAM.

L    Expense Information has been restated to reflect current fees.

M    Fees and expenses at the Master Fund level of each respective Fund are as follows:

JNL/Vanguard Capital Growth Fund: Management Fee: 0.34%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses: 0.36%.

JNL/Vanguard Equity Income Fund: Management Fee: 0.29%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses: 0.31%.

JNL/Vanguard International Fund: Management Fee: 0.36%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.03%; Total Annual Portfolio Operating Expenses: 0.39%.

JNL/Vanguard Small Company Growth: Management Fee: 0.31%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.03%; Acquired Fund Fees and Expenses: 0%; Total Annual Portfolio Operating Expenses: 0.34%.

➢
Investment Objective Changes. Effective August 13, 2018, under the section titled “INVESTMENT DIVISIONS” in the prospectus, the brief statements of the corresponding investment objective for the following Funds are revised as follows, whether or not in connection with a name change, sub-adviser change, or the addition of new Funds:

JNL Series Trust

JNL/First State Global Infrastructure Fund (formerly, JNL/Brookfield Global Infrastructure and MLP Fund)
Jackson National Asset Management, LLC (and Colonial First State Asset Management (Australia) Limited)
Seeks total return through growth of capital and inflation-protected income by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in publicly traded equity securities of infrastructure companies. The Fund will typically invest in U.S. and non-U.S. (foreign markets), which may include developing and emerging market countries.

JNL/PPM America Small Cap Value Fund (Please Note: The Investment Division investing in the JNL/PPM America Small Cap Value Fund is not accepting any additional allocations or transfers.)
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks long-term growth of capital by investing, primarily, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified portfolio of equity securities of U.S. companies within the range of securities of the S&P SmallCap 600 Index (“Index”) under normal market conditions at the time of initial purchase. The market capitalization range of the Index will vary with market conditions over time. If the market capitalization of a company held by the Fund moves outside the then-current Index range, the Fund may, but is not required to, sell such company's securities.

Jackson Variable Series Trust

JNL iShares Tactical Growth Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks long-term growth of capital through investment in a diversified group of exchange-traded funds (“Underlying ETFs”). Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in underlying exchange-traded funds. Under normal market conditions, the Adviser allocates approximately 60% to 100% (with a target allocation of 80%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities, 0% to 40% (with a target allocation of 20%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed-income securities and/or cash alternatives, and up to 15% (with a target allocation of 0%) of the Fund’s assets to Underlying ETFs that invest primarily in alternative assets and strategies. The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets.

JNL iShares Tactical Moderate Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”). Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified group of underlying exchange-traded funds. Under normal market conditions, the Adviser allocates approximately 20% to 60% (with a target allocation of 40%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities, 40% to 80% (with a target allocation of 60%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed-income securities and/or cash alternatives, and up to 15% (with a target allocation of 0%) of the Fund’s assets to Underlying ETFs that invest primarily in alternative assets and strategies. The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets.

JNL iShares Tactical Moderate Growth Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks long-term growth of capital through investment in a diversified group of exchange-traded funds (“Underlying ETFs”). Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified group of underlying exchange-traded funds. Under normal market conditions, the Adviser allocates approximately 40% to 80% (with a target allocation of 60%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities, 20% to 60% (with a target allocation of 40%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed-income securities and/or cash alternatives, and up to 15% (with a target allocation of 0%) of the Fund’s assets to Underlying ETFs that invest primarily in alternative assets and strategies. The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets.

CHANGES TO APPENDIX A "TRADEMARKS, SERVICE MARKS, AND RELATED DISCLOSURES".

➢	Effective August 13, 2018, Appendix A to the prospectus is revised as follows:

a)	The following paragraph is added to the end of Appendix A.

iShares® and BlackRock® are registered trademarks of BlackRock, Inc. and its affiliates (“BlackRock”) and are used under license.  BlackRock makes no representations or warranties regarding the advisability of investing in any product or service offered by Jackson National Life Insurance Company (“Jackson”). BlackRock has no obligation or liability in connection with the operation, marketing, trading or sale of any product or service offered by Jackson.

___________________________________
(To be used with JMV5765 04/18)

JMV20937 08/18